DEBT - Seller Note (Details) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 01, 2025	Oct. 21, 2025	Aug. 31, 2025	Jul. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jul. 01, 2025	Jan. 31, 2025
DEBT
Repayments of convertible debt					$ 502,433	$ 637,500	$ 50,000
Proceeds form the issuance of debt					$ 1,324,920	3,435,150	6,614,400
Seller Notes
DEBT
Extinguishment of debt						534,146
Total						1,070,813	$ 1,434,959
Sale of Future Receivable Agreement
DEBT
Proceeds form the issuance of debt	$ 60,000
Debt, net of debt discount						$ 40,500
Delivery Circle LLC | Seller Notes
DEBT
Debt instrument - principal									$ 170,000
Debt instrument - interest									$ 6,000
Interest rate (in percent)								18.00%	14.00%
Debt instrument - interest rate in case of default									19.00%
Debt instrument periodic payment principal				$ 26,000
Accrued interest				14,000
Legal fees				$ 3,000
Forbearance fee			$ 10,000
Repayments of convertible debt		$ 153,126
Principal amount		149,790
Repaid of accrued interest		$ 3,336